Interest Rate Swaps (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013 Derivative Instrument 2	Mar. 31, 2013 Minimum Derivative Instrument 2	Mar. 31, 2013 Maximum Derivative Instrument 2	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap Derivative Instrument 1	Dec. 31, 2012 Interest Rate Swap Derivative Instrument 2	Dec. 31, 2012 Interest Rate Swap Minimum Derivative Instrument 2	Dec. 31, 2012 Interest Rate Swap Maximum Derivative Instrument 2
Derivative [Line Items]
Inception		2012-08	2012-09		2010-02		2012-08	2012-09
Maturity	2017-02				2013-05	2017-02
Notional Amount	$ 400			$ 900	$ 500	$ 400
Interest rate paid	0.69%			1.41%	1.99%	0.69%
Interest rate received (LIBOR)	1 month				3 months	1 month